Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - Banco De Galicia Y Buenos Aires S.A.U. [member] - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	$ 3,905,372	$ 1,782,587
For debit / credit cards transactions	3,020,109	3,083,168
For attachments	9,410	12,811
Liquid offsetting entry required to operate as CNV agent	64,020	14,641
For contribution to M.A.E.' s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	1,100	122,322
Guarantees for the Regional Economies Competitiveness Program	184,744	444,927
For other transactions (includes guarantees linked to rental contracts)	$ 19,802	$ 20,313